Intangible Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Intangible Assets (Details) [Line Items]
Weighted average estimated useful life	8 years 2 months 12 days
Amortization expense	$ 742,571	$ 144,533
Customer Relationships [Member] | Asien’s [Member]
Intangible Assets (Details) [Line Items]
Identifiable intangible assets	1,009,000
Customer Relationships [Member] | Wolo [Member]
Intangible Assets (Details) [Line Items]
Identifiable intangible assets	1,848,000
Customer Relationships [Member] | High Mountain and Innovative Cabinets [Member]
Intangible Assets (Details) [Line Items]
Identifiable intangible assets	6,453,000
Trade Names [Member] | Kyle’s [Member]
Intangible Assets (Details) [Line Items]
Identifiable intangible assets	$ 3,021,000